Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
December
 31, 2021

	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Derivative financial liabilities – K2 warrants	$—	$—	$223,352	$223,352

June
 30, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Short-term investments:
U.S. Government treasuries	$5,009,974	$—	$—	$5,009,974
Commercial paper	—	11,034,759	—	11,034,759
Corporate Bonds	—	498,619	—	498,619

	$5,009,974	$11,533,378	$—	$16,543,352

Financial liabilities at FVTPL

Derivative financial liabilities – K2 warrants	$—	$—	$119,351	$119,351

Summary of Categories of Financial Instruments

	December 31, 2021	June 30, 2022
Financial assets

Financial assets at FVTPL
Short term investment
U.S. government treasuries	$—	$5,009,974
Commercial papers	—	11,034,759
Corporate fixed income	—	498,619
Total	$—	$16,543,352
Financial assets at amortized cost (1)	$91,047,060	61,660,693
Financial liabilities

Financial liabilities at FVTPL
Derivative financial liabilities – K2 warrants	$223,352	119,351
Financial liabilities at amortized cost (2)	$36,090,421	47,455,346

1)	The balances include financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

2)	The balances include financial liabilities at amortised cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies
The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2021
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	837,336	0.7411	$620,563
Financial liabilities

Monetary items
SGD	S$	15,649,526	0.7411	$11,598,118

	June 30, 2022
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	1,954,107	0.7189	$1,404,751
Financial liabilities

Monetary items
SGD	S$	15,858,480	0.7189	$11,400,203

Sensitivity Analysis of Foreign Currency Risk

	For the six months ended June 30
	2021	2022
Profit or loss*
SGD	$(487,150)	$(499,773)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.